UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2004

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-10080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA      August 10, 2004
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       22
                                             ---------------
Form 13F Information Table Value Total:       $1,124,251
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp.                   COM       005125109   139,545    5,620,025     Sh           Sole      N/A     5,620,025
-----------------------------------------------------------------------------------------------------------------------------------
Arbitron, Inc.                 COM       03875Q108    20,199      553,100     Sh           Sole      N/A       553,100
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.       COM       148867104   114,330    6,251,000     Sh           Sole      N/A     6,251,000
-----------------------------------------------------------------------------------------------------------------------------------
DocuCorp International, Inc.   COM       255911109     2,235      255,200     Sh           Sole      N/A       255,200
-----------------------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc.             COM       26882D109    20,771    1,432,495     Sh           Sole      N/A     1,432,495
-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc.          COM       28660G106    20,082      954,500     Sh           Sole      N/A       954,500
-----------------------------------------------------------------------------------------------------------------------------------
First Health Group Corp        COM       320960107    10,757      689,158     Sh           Sole      N/A       689,158
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            COM       366651107   114,612    8,669,600     Sh           Sole      N/A     8,669,600
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            CL B      366651206    66,029    5,122,546     Sh           Sole      N/A     5,122,546
-----------------------------------------------------------------------------------------------------------------------------------
Insurance Auto Auctions, Inc.  COM       457875102    57,585    3,387,400     Sh           Sole      N/A     3,387,400
-----------------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp.         COM       45840J107    15,916      913,700     Sh           Sole      N/A       913,700
-----------------------------------------------------------------------------------------------------------------------------------
LeCroy Corp                    COM       52324W109     8,556      475,072     Sh           Sole      N/A       475,072
-----------------------------------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc.         COM       532192101    59,746    2,525,200     Sh           Sole      N/A     2,525,200
-----------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.         COM       532791100    18,646      567,445     Sh           Sole      N/A       567,445
-----------------------------------------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.   COM       540211109    21,463    1,300,832     Sh           Sole      N/A     1,300,832
-----------------------------------------------------------------------------------------------------------------------------------
Martha Stewart Living          COM       573083102    38,054    4,228,306     Sh           Sole      N/A     4,228,306
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Corp                    COM       587188103   236,594    6,899,818     Sh           Sole      N/A     6,899,818
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Diagnostics, Inc.     COM       589584101     1,460      131,800     Sh           Sole      N/A       131,800
-----------------------------------------------------------------------------------------------------------------------------------
Networks Associates, Inc.      COM       579064106    67,559    3,726,400     Sh           Sole      N/A     3,726,400
-----------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies            COM       713569309    78,112    5,372,240     Sh           Sole      N/A     5,372,240
-----------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc.       COM       920253101     8,619      376,400     Sh           Sole      N/A       376,400
-----------------------------------------------------------------------------------------------------------------------------------
Vitalworks, Inc.               COM       928483106     3,371      974,429     Sh           Sole      N/A       974,429
-----------------------------------------------------------------------------------------------------------------------------------